Non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2024
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Summary of Non-current Financial Assets

	As of December 31,	As of June 30,
	2023	2024
	$ in thousands
Deposit	811	891
Restricted cash	4,656	4,656
Research tax credit	-	8,860
Other financial assets	2,386	2,242
Non-current financial assets	7,853	16,650